Borrowings (Details) € in Thousands, $ in Millions			1 Months Ended		3 Months Ended
	Dec. 29, 2021 shares	Jul. 14, 2020 shares	Aug. 31, 2020 EUR (€) tranche	Jul. 31, 2020 USD ($) tranche	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 44,762		€ 44,090
Current portion					(6,394)		(4,771)
Non Current portion					38,368		39,319
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest					742		645
Total borrowings					3,907		3,907
Interest rate (as percent)								10.00%
Innovation credit | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 4,700
Convertible loans
Disclosure of detailed information about borrowings [line items]
Accrued interest					653		613
Total borrowings					€ 39,460		€ 38,925
Convertible loans | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity					24 months
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Number of Shares Exercisable for Issued Warrants | shares		302,676
Number of shares exercisable for issued warrants | shares		302,676
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)					8.00%	8.00%
Debt instrument convertible term					36 months
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity					36 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Number of Shares Exercisable for Issued Warrants | shares	376,952
Number of shares exercisable for issued warrants | shares	376,952
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 8,800	$ 10
Number of tranches | tranche				3
Maximum borrowing capacity per tranche | $				$ 10
Term of debt				54 months
Debt, interest only payment term				24 months
Convertible Debt Pontifax Medison Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 30
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 5,000
Number of tranches | tranche			3
Maximum borrowing capacity per tranche			€ 5,000
Term of debt			54 months
Debt, interest only payment term			24 months
Convertible Debt Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 15,000
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement
Disclosure of detailed information about borrowings [line items]
Total borrowings | $						$ 30
Term of debt	54 months
Debt, interest only payment term	33 months